Property, plant and equipment - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 676	€ 691
Additions to right-of-use assets	171	164
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	415	405
Additions to right-of-use assets	70	66
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	203	206
Additions to right-of-use assets	73	64
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	58	80
Additions to right-of-use assets	28	33
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	€ 0	€ 1